Derivative warrant liability	12 Months Ended
Dec. 31, 2022
Derivative Warrant Liability
Derivative Warrant Liability

10.Derivative warrant liability

On July 21, 2022, the Company completed a private placement offering to institutional investors (“PIPE”). Under the PIPE, the Company sold 3,551,852 units (the “Units”) at a price of $1.35 per Unit for gross proceeds to the Company of approximately $4,800,000 before the deduction of any fees and other PIPE expenses. Each Unit consists of one common share of the Company (a “Common Share”) and one Common Share purchase warrant (“Warrant”). Each Warrant entitles the holder thereof to purchase one Common Share at an exercise price of $1.39. The Warrants will be exercisable beginning on January 21, 2023 and will expire on July 21, 2027. Issuance costs of $741,000 were incurred with $344,000 being recorded as a reduction of common shares and $397,000 recorded in accretion and other financing costs.

On September 15, 2021, the Company closed its direct offering with institutional investors (the “Offering”). Under the Offering, the Company sold 4,235,294 units (the “Units”) at a price of $4.25 per Unit for gross proceeds to the Company of approximately $18,000,000 before the deduction of any fees and other estimated Offering expenses. Each Unit consists of one and one-half of one Common Share purchase warrant (each whole Common Share purchase warrant, a “Warrant”). A total of 2,117,647 Warrants were issued. Each Warrant entitles shareholder thereof to purchase one Common Share (a “Warrant Share”) at an exercise price of $5.00. The Warrants is exercisable as at March 15, 2022 and will expire five years from the issuance date on September 14, 2026.

In accordance with IFRS, a contract for the issuance of equity instruments that fails to meet the fixed for fixed criteria, i.e., issue a fixed number of shares for a fixed amount of cash or another financial asset, fails to meet the definition of equity. The exercise price for the Warrants issued under the PIPE and Offering are denominated in USD currency, which differs from the CAD functional currency of the issuing entity. As a result, the warrants are recorded as a derivative warrant liability since the Company will be receiving cash in a currency other than the issuing entity’s functional currency and therefore is deemed to be variable.

The derivative warrant liabilities are measured at fair value with changes in fair value recognized in the consolidated statements of loss and comprehensive loss at each year-end. The derivative warrant liabilities will ultimately be converted into the Company’s equity (common shares) when the Warrants are exercised or will be extinguished on the expiry of the outstanding Warrants and will not result in the outlay of any cash by the Company.

The Company uses the Black-Scholes pricing model to estimate fair value at initial recognition and at each reporting date. The Company considers expected volatility of its common shares in estimating its future stock price volatility. The risk-free interest rate for the life of the Warrants was based on the yield available on government benchmark bonds with an approximate equivalent remaining term at the time of issue and at the time of revaluation. The life of warrant is based on an estimated exercise term. The following are assumptions used by the Company to fair value at initial recognition and the year ended December 31, 2022:

PIPE July 21, 2022

	December 31, 2022	July 21, 2022 initial
	year end	recognition
Fair value (CAD)	$0.10	$0.93
Share price (CAD)	$0.36	$1.41
Exercise price (CAD)	$1.89	$1.79
Expected volatility	77.1%	69.9%
Risk free rate	3.50%	3.06%
Expected life (years)	4.55	5.0
Expected dividends	0%	0%

Offering September 15, 2021

	December 31, 2022	December 31, 2021	September 15, 2021
	Year end	Year End	initial recognition
Fair value (CAD)	$0.02	$1.12	$1.93
Share price (CAD)	$0.36	$3.11	$4.43
Exercise price (CAD)	$6.78	$6.35	$6.33
Expected volatility	75%	64.7%	62%
Risk free rate	3.67%	1.22%	0.83%
Expected life (years)	3.71	4.71	5.0
Expected dividends	0%	0%	0%

For the year ended December 31, 2022, a gain on revaluation of derivative warrant liabilities was recorded in the amount of $4,255,017 (2021 - $1,368,180).

As at December 31, 2022, there were 5,669,499 warrants outstanding and nil exercised (2021 – 2,117,647 and nil exercised).